Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and our performance for the fiscal years listed below.

					Value of Initial Fixed $100 Investment based on:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (2)(3)	TSR	Peer Group TSR (4)	Net Income (millions)	Basic Earnings Per Share
2023	$2,139,984	$2,109,738	$692,677	$736,614	$188.97	$115.64	$206.9	$3.80
2022	2,612,554	2,634,492	755,359	807,351	191.23	116.10	251.5	4.63
2021	2,546,502	3,583,655	962,371	960,478	232.85	124.74	207.7	3.83
2020	1,560,626	1,547,188	504,616	525,789	109.19	91.29	169.6	3.15

(1)	Thomas A. Broughton was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021 - 2022	2023
Rodney E. Rushing	Rodney E. Rushing	Rodney E. Rushing
William M. Foshee	William M. Foshee	William M. Foshee
Henry F. Abbott	Henry F. Abbott	Henry F. Abbott
Clarence C. Pouncey III		Kirk Pressley

(2)

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)

Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the applicable Summary Compensation Table.

PEO Total Compensation Amount	$ 2,139,984	$ 2,612,554	$ 2,546,502	$ 1,560,626
PEO Actually Paid Compensation Amount	$ 2,109,738	2,634,492	3,583,655	1,547,188
Adjustment To PEO Compensation, Footnote
Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards and Option Awards for PEO	Inclusion of Equity Values for PEO	Compensation Actually Paid to PEO
2023	$2,139,984	$(757,050)	$726,804	$2,109,738

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
2023	$692,677	$(207,325)	$251,262	$736,614

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Total - Inclusion of Equity Values for PEO
2023	$678,110	$62,310	$(13,616)	$726,804

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
2023	$253,149	$7,732	$(9,620)	$251,262

(4)

The Peer Group TSR set forth in this table utilizes the KBW Nasdaq Regional Bank Index (KRX), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year for the Company and in the KBW Nasdaq Regional Bank Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)

We determined Basic Earnings Per Share to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. This performance measure may not have been the most important financial performance measure for prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Non-PEO NEO Average Total Compensation Amount	$ 692,677	755,359	962,371	504,616
Non-PEO NEO Average Compensation Actually Paid Amount	$ 736,614	807,351	960,478	525,789
Compensation Actually Paid vs. Total Shareholder Return

PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the cumulative TSR over the four most recently completed fiscal years for the Company, and the KBW Nasdaq Regional Bank Index cumulative TSR over the same period.

Compensation Actually Paid vs. Net Income

PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

PEO and Non-PEO NEO Compensation Actually Paid and Earnings Per Share

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Earnings Per Share during the four most recently completed fiscal years.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that we consider to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2023 to our performance. The measures in this table are not ranked.

Earnings Per Share Relative Total Stockholder Return Loan and Deposit Growth

Total Shareholder Return Amount	$ 188.97	191.23	232.85	109.19
Peer Group Total Shareholder Return Amount	115.64	116.1	124.74	91.29
Net Income (Loss)	$ 206,900,000	$ 251,500,000	$ 207,700,000	$ 169,600,000
Company Selected Measure Amount	3.8	4.63	3.83	3.15
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Stockholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Loan and Deposit Growth
Exclusion Of Stock Awards And Option Awards For PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 757,050
Inclusion Of Equity Values For PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	726,804
Average Exclusion Of Stock Awards And Options Awards For Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	207,325
Average Inclusion Of Equity Values For Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	251,262
Year-End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year For PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	678,110
Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards For PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,310
Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year For PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,616
Total - Inclusion Equity Values For PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	726,804
Average Year-End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year For Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	253,149
Average Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards For Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,732
Average Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vest During Year For Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,620
Total - Average Inclusion Of Equity Values For Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 251,262